Borrowings - Reconciliation of movement in financial liabilities to cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Net debt at beginning of the year	£ (8,514)	£ (9,868)
Cash flows	708	1,078
Foreign exchange	(88)	420
Fair value adjustments, interest on derivatives and reclassification	(13)	(144)
Net debt at end of the year	(7,907)	(8,514)
Total financial liabilities arising from financing activities
Borrowings
Net debt at beginning of the year	(9,508)	(10,479)
Cash flows	(584)	680
Foreign exchange	(9)	435
Fair value adjustments, interest on derivatives and reclassification	(13)	(144)
Net debt at end of the year	(10,114)	(9,508)
Long-term borrowings
Borrowings
Net debt at beginning of the year	(8,711)	(9,886)
Cash flows	(1,214)	243
Foreign exchange	16	412
Fair value adjustments, interest on derivatives and reclassification	1,342	520
Net debt at end of the year	(8,567)	(8,711)
Short-term borrowings
Borrowings
Net debt at beginning of the year	(558)	(320)
Cash flows	562	310
Foreign exchange	(27)	15
Fair value adjustments, interest on derivatives and reclassification	(1,371)	(563)
Net debt at end of the year	(1,394)	(558)
Lease liabilities
Borrowings
Net debt at beginning of the year	(137)	(161)
Cash flows	60	55
Foreign exchange	3	8
Fair value adjustments, interest on derivatives and reclassification	(49)	(39)
Net debt at end of the year	(123)	(137)
Derivative financial instruments
Borrowings
Net debt at beginning of the year	(102)	(112)
Cash flows	8	72
Foreign exchange	(1)
Fair value adjustments, interest on derivatives and reclassification	65	(62)
Net debt at end of the year	(30)	(102)
Cash and cash equivalents net of bank overdrafts
Borrowings
Net debt at beginning of the year	994	611
Cash flows	1,292	398
Foreign exchange	(79)	(15)
Net debt at end of the year	£ 2,207	£ 994